Stockholders' Equity (Details) - USD ($)		1 Months Ended	5 Months Ended	9 Months Ended
	Aug. 09, 2021	Aug. 23, 2021	Aug. 12, 2021	Dec. 31, 2021
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				5,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Founder shares		4,020	1,437,500
Founder shares per price (in Dollars per share)	$ 0.0001		$ 0.0001
Total receivable (in Dollars)			$ 25,000
Share subject to forfeiture				187,500
Generating gross proceeds (in Dollars)		$ 183,480
Additional private sale units		18,348
Issuance shares	100,000,000
Preferred stock	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Common stock price per share (in Dollars per share)				$ 11.5
Initial business combination				1 year
Warrants expire				5 years
Description of warrants for redemption				We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Trigger price (in Dollars per share)				$ 16.5
Warrant exercise price per share (in Dollars per share)				$ 11.5
Common Stock Subject to Redemption [M,ember]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized				100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock outstanding subject to possible redemption				5,733,920
Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Underwriters shares purchased		733,920
Additional unit per share (in Dollars per share)		$ 10
Generating gross proceeds (in Dollars)		$ 7,339,200